Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net income from continuing operations	$ 2,074	$ 1,940
Items not involving current cash flows	1,231	736
Profit loss after adjustment of non cash items	3,305	2,676
Changes in operating assets and liabilities	81	(344)
Cash provided from operating activities	3,386	2,332
INVESTMENT ACTIVITIES
Fixed asset additions	(1,807)	(1,591)
Purchase of subsidiaries	(1,930)	(222)
Increase in investments and other assets	(478)	(221)
Increase in restricted cash deposits	(194)
Proceeds from disposition	138	61
Proceeds on disposal of facilities		221
Sale of Interiors		520
Cash used in discontinued operations		(56)
Cash used for investment activities	(4,271)	(1,288)
FINANCING ACTIVITIES
Issues of debt	282	1,608
Increase in short-term borrowings	386	25
Repayments of debt	(417)	(99)
Issues of Common Shares on exercise of stock options	33	35
Repurchase of Common Shares	(913)	(515)
Contributions to subsidiaries by non-controlling interests	(1)	41
Dividends paid to non-controlling interests	(5)
Dividends paid	(385)	(354)
Cash (used for) provided from financing activities	(1,020)	741
Effect of exchange rate changes on cash and cash equivalents	16	(171)
Net (decrease) increase in cash and cash equivalents during the year	(1,889)	1,614
Cash and cash equivalents, beginning of year	2,863	1,249
Cash and cash equivalents, end of year	$ 974	$ 2,863